PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unrecognized Tax Benefits [Roll Forward]
Balance at Beginning of Year	$ 20,868	$ 5,444
IRS Section 280E Positions	10,870	15,424
Balance at End of Year	$ 31,738	$ 20,868